Schedule of Investments (unaudited)	iShares® MSCI Japan Equal Weighted ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.7%
SG Holdings Co. Ltd.	1,200	$26,699
Yamato Holdings Co. Ltd.	1,000	27,322
		54,021
Airlines — 0.8%
ANA Holdings Inc.(a)	1,200	28,861
Japan Airlines Co. Ltd.(a)	1,400	31,698
		60,559
Auto Components — 2.7%
Aisin Corp.	800	34,773
Bridgestone Corp.	600	26,113
Denso Corp.	400	27,165
Koito Manufacturing Co. Ltd.	400	25,704
Stanley Electric Co. Ltd.	1,000	29,498
Sumitomo Electric Industries Ltd.	2,000	30,347
Toyota Industries Corp.	400	33,823
		207,423
Automobiles — 3.1%
Honda Motor Co. Ltd.	1,000	30,215
Isuzu Motors Ltd.	2,400	31,401
Mazda Motor Corp.(a)	3,400	28,709
Nissan Motor Co. Ltd.(a)	5,600	27,446
Subaru Corp.	1,400	26,990
Suzuki Motor Corp.	800	34,317
Toyota Motor Corp.	400	33,123
Yamaha Motor Co. Ltd.	1,000	28,903
		241,104
Banks — 3.2%
Chiba Bank Ltd. (The)	4,200	26,555
Concordia Financial Group Ltd.	7,200	26,231
Japan Post Bank Co. Ltd.	3,200	27,089
Mitsubishi UFJ Financial Group Inc.	5,400	30,458
Mizuho Financial Group Inc.	1,880	28,558
Resona Holdings Inc.	6,400	27,143
Shizuoka Bank Ltd. (The)	3,400	26,773
Sumitomo Mitsui Financial Group Inc.	800	28,697
Sumitomo Mitsui Trust Holdings Inc.	800	27,394
		248,898
Beverages — 1.4%
Asahi Group Holdings Ltd.	600	28,400
Ito En Ltd.	400	22,028
Kirin Holdings Co. Ltd.	1,400	28,209
Suntory Beverage & Food Ltd.	800	29,416
		108,053
Biotechnology — 0.4%
PeptiDream Inc.(a)	600	27,903

Building Products — 1.5%
AGC Inc.	800	34,612
Daikin Industries Ltd.	100	19,563
Lixil Corp.	1,200	31,341
TOTO Ltd..	600	32,030
		117,546
Capital Markets — 1.5%
Daiwa Securities Group Inc.	5,400	30,826
Japan Exchange Group Inc.	1,400	32,140
Nomura Holdings Inc.	5,200	28,309
Security	Shares	Value

Capital Markets (continued)
SBI Holdings Inc.	1,000	$25,040
		116,315
Chemicals — 5.4%
Asahi Kasei Corp.	2,600	28,347
JSR Corp.	1,000	29,243
Kansai Paint Co. Ltd.	1,000	26,802
Mitsubishi Chemical Holdings Corp.	4,200	33,298
Mitsubishi Gas Chemical Co. Inc.	1,400	32,379
Mitsui Chemicals Inc.	1,000	33,193
Nippon Paint Holdings Co. Ltd.	1,800	25,830
Nippon Sanso Holdings Corp.	1,400	27,384
Nissan Chemical Corp.	600	30,805
Nitto Denko Corp.	400	30,769
Shin-Etsu Chemical Co. Ltd.	200	34,104
Sumitomo Chemical Co. Ltd.	6,800	36,913
Toray Industries Inc.	4,600	29,558
Tosoh Corp.	1,400	24,234
		422,859
Commercial Services & Supplies — 1.5%
Dai Nippon Printing Co. Ltd.	1,200	25,636
Secom Co. Ltd.	400	31,105
Sohgo Security Services Co. Ltd.	600	27,291
Toppan Printing Co. Ltd.	1,800	31,288
		115,320
Construction & Engineering — 1.4%
Kajima Corp.	2,000	27,475
Obayashi Corp.	3,200	26,733
Shimizu Corp.	3,400	27,678
Taisei Corp.	800	27,713
		109,599
Consumer Finance — 0.4%
Acom Co. Ltd.	6,600	29,309

Diversified Financial Services — 1.1%
Mitsubishi HC Capital Inc.	5,400	29,873
ORIX Corp.	1,800	31,483
Tokyo Century Corp.	400	23,326
		84,682
Diversified Telecommunication Services — 0.3%
Nippon Telegraph & Telephone Corp.	1,000	26,729

Electric Utilities — 1.4%
Chubu Electric Power Co. Inc.	2,200	26,205
Kansai Electric Power Co. Inc. (The)	2,800	26,402
Tohoku Electric Power Co. Inc.	3,400	27,496
Tokyo Electric Power Co. Holdings Inc.(a)	9,000	27,682
		107,785
Electrical Equipment — 1.1%
Fuji Electric Co. Ltd.	800	37,117
Mitsubishi Electric Corp.	1,800	27,582
Nidec Corp.	200	22,636
		87,335
Electronic Equipment, Instruments & Components — 4.2%
Azbil Corp.	800	31,832
Hamamatsu Photonics KK	400	24,167
Hirose Electric Co. Ltd.	200	28,279
Ibiden Co. Ltd.	600	27,591
Keyence Corp.	100	48,788
Kyocera Corp.	400	24,368

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Equal Weighted ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Murata Manufacturing Co. Ltd.	400	$30,038
Omron Corp.	400	31,213
Shimadzu Corp.	800	27,808
TDK Corp.	200	25,222
Yokogawa Electric Corp.	1,600	25,106
		324,412
Entertainment — 2.3%
Capcom Co. Ltd.	800	26,221
Koei Tecmo Holdings Co. Ltd.	720	33,902
Konami Holdings Corp.	400	25,451
Nexon Co. Ltd.	1,200	28,235
Square Enix Holdings Co. Ltd.	600	31,917
Toho Co. Ltd.	800	32,921
		178,647
Equity Real Estate Investment Trusts (REITs) — 3.2%
Daiwa House REIT Investment Corp.	10	27,827
GLP J-REIT	16	27,226
Japan Metropolitan Fund Invest	32	32,184
Japan Real Estate Investment Corp.	4	23,995
Nippon Building Fund Inc.	4	25,248
Nippon Prologis REIT Inc.	8	24,730
Nomura Real Estate Master Fund Inc.	18	28,385
Orix JREIT Inc.	16	29,568
United Urban Investment Corp.	20	28,536
		247,699
Food & Staples Retailing — 2.5%
Aeon Co. Ltd.	1,000	26,594
Cosmos Pharmaceutical Corp.	200	27,708
Kobe Bussan Co. Ltd.	1,000	25,090
Lawson Inc.	600	26,853
Seven & i Holdings Co. Ltd.	800	34,387
Tsuruha Holdings Inc.	200	24,204
Welcia Holdings Co. Ltd.	1,000	30,440
		195,276
Food Products — 2.8%
Ajinomoto Co. Inc.	1,200	27,432
Kikkoman Corp.	400	25,752
MEIJI Holdings Co. Ltd.	400	24,714
NH Foods Ltd.	600	23,811
Nisshin Seifun Group Inc.	1,600	23,860
Nissin Foods Holdings Co. Ltd.	400	28,822
Toyo Suisan Kaisha Ltd.	800	31,955
Yakult Honsha Co. Ltd.	600	32,183
		218,529
Gas Utilities — 1.0%
Osaka Gas Co. Ltd.	1,400	26,237
Toho Gas Co. Ltd.	400	21,813
Tokyo Gas Co. Ltd.	1,400	27,560
		75,610
Health Care Equipment & Supplies — 1.7%
Asahi Intecc Co. Ltd.	1,000	24,570
Hoya Corp.	200	25,999
Olympus Corp.	1,400	29,813
Sysmex Corp.	200	20,232
Terumo Corp.	800	30,566
		131,180
Health Care Providers & Services — 0.3%
Medipal Holdings Corp.	1,400	26,603
Security	Shares	Value

Health Care Technology — 0.3%
M3 Inc.	400	$26,856

Hotels, Restaurants & Leisure — 0.7%
McDonald’s Holdings Co. Japan Ltd.	600	27,038
Oriental Land Co. Ltd.	200	29,589
		56,627
Household Durables — 2.8%
Casio Computer Co. Ltd.	1,800	31,093
Iida Group Holdings Co. Ltd.	1,200	31,692
Panasonic Corp.	2,400	27,052
Rinnai Corp.	200	19,371
Sekisui Chemical Co. Ltd.	1,600	27,012
Sekisui House Ltd.	1,400	28,906
Sharp Corp.	2,000	36,205
Sony Group Corp.	200	19,552
		220,883
Household Products — 1.0%
Lion Corp.	1,600	27,892
Pigeon Corp.	800	22,405
Unicharm Corp.	800	31,400
		81,697
Industrial Conglomerates — 0.8%
Hitachi Ltd.	600	31,179
Toshiba Corp.	800	33,307
		64,486
Insurance — 2.4%
Dai-ichi Life Holdings Inc.	1,400	28,330
Japan Post Holdings Co. Ltd.	3,200	26,466
Japan Post Insurance Co. Ltd.	1,400	26,680
MS&AD Insurance Group Holdings Inc.	800	24,262
Sompo Holdings Inc.	600	23,992
T&D Holdings Inc.	2,200	29,707
Tokio Marine Holdings Inc.	600	28,165
		187,602
Interactive Media & Services — 0.8%
Kakaku.com Inc.	1,000	30,262
Z Holdings Corp.	6,400	29,889
		60,151
Internet & Direct Marketing Retail — 1.2%
Mercari Inc.(a)	600	28,173
Rakuten Group Inc.	2,600	29,572
ZOZO Inc.	1,000	33,525
		91,270
IT Services — 3.9%
Fujitsu Ltd.	200	32,316
GMO Payment Gateway Inc.	200	23,813
Itochu Techno-Solutions Corp.	800	25,060
NEC Corp.	600	27,827
Nomura Research Institute Ltd.	1,000	31,679
NTT Data Corp.	1,800	29,072
Obic Co. Ltd.	200	37,230
Otsuka Corp.	600	31,926
SCSK Corp.	600	34,558
TIS Inc.	1,200	30,660
		304,141
Leisure Products — 1.0%
Bandai Namco Holdings Inc.	400	28,503
Shimano Inc.	100	22,541

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Equal Weighted ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Yamaha Corp.	400	$23,806
		74,850
Machinery — 7.0%
Daifuku Co. Ltd.	400	33,300
Fanuc Corp.	100	23,784
Harmonic Drive Systems Inc.	600	32,127
Hino Motors Ltd.	3,200	29,565
Hitachi Construction Machinery Co. Ltd.	800	26,312
Hoshizaki Corp.	200	17,649
Komatsu Ltd.	1,000	29,057
Kubota Corp.	1,400	31,534
Kurita Water Industries Ltd.	800	36,533
Makita Corp.	600	28,767
MinebeaMitsumi Inc.	1,200	32,341
Misumi Group Inc.	800	25,524
Mitsubishi Heavy Industries Ltd.	1,000	30,087
Miura Co. Ltd.	600	27,361
Nabtesco Corp.	600	27,282
NGK Insulators Ltd.	1,600	27,761
NSK Ltd.	3,000	28,216
THK Co. Ltd.	1,000	32,208
Yaskawa Electric Corp.	600	28,807
		548,215
Marine — 0.4%
Nippon Yusen KK	800	32,702

Media — 1.1%
CyberAgent Inc.	1,600	31,921
Dentsu Group Inc.	800	27,190
Hakuhodo DY Holdings Inc.	1,800	29,532
		88,643
Metals & Mining — 1.6%
Hitachi Metals Ltd.(a)	1,800	34,663
JFE Holdings Inc.	2,600	34,343
Nippon Steel Corp.	1,400	26,053
Sumitomo Metal Mining Co. Ltd.	600	26,669
		121,728
Multiline Retail — 0.7%
Pan Pacific International Holdings Corp.	1,400	27,437
Ryohin Keikaku Co. Ltd.	1,400	26,405
		53,842
Oil, Gas & Consumable Fuels — 1.0%
ENEOS Holdings Inc.	6,800	27,929
Idemitsu Kosan Co. Ltd.	1,200	28,156
Inpex Corp.	3,800	25,945
		82,030
Paper & Forest Products — 0.4%
Oji Holdings Corp.	5,000	29,442

Personal Products — 1.9%
Kao Corp.	400	24,314
Kobayashi Pharmaceutical Co. Ltd.	400	35,353
Kose Corp.	200	31,167
Pola Orbis Holdings Inc.	1,200	31,038
Shiseido Co. Ltd.	400	28,789
		150,661
Pharmaceuticals — 5.0%
Astellas Pharma Inc.	1,800	29,324
Chugai Pharmaceutical Co. Ltd.	800	30,410
Security	Shares	Value

Pharmaceuticals (continued)
Daiichi Sankyo Co. Ltd.	1,200	$27,516
Eisai Co. Ltd.	400	26,697
Hisamitsu Pharmaceutical Co. Inc.	400	21,759
Kyowa Kirin Co. Ltd.	1,000	30,005
Nippon Shinyaku Co. Ltd.	400	28,450
Ono Pharmaceutical Co. Ltd.	1,200	26,962
Otsuka Holdings Co. Ltd.	800	32,887
Santen Pharmaceutical Co. Ltd.	2,000	26,566
Shionogi & Co. Ltd.	600	30,309
Sumitomo Dainippon Pharma Co. Ltd.	1,800	34,019
Taisho Pharmaceutical Holdings Co. Ltd.	400	22,568
Takeda Pharmaceutical Co. Ltd.	800	27,010
		394,482
Professional Services — 1.1%
Nihon M&A Center Inc.	1,200	28,586
Persol Holdings Co. Ltd.	1,400	26,257
Recruit Holdings Co. Ltd.	600	30,199
		85,042
Real Estate Management & Development — 2.5%
Daito Trust Construction Co. Ltd.	200	20,888
Daiwa House Industry Co. Ltd.	1,000	29,012
Hulic Co. Ltd.	2,600	29,032
Mitsubishi Estate Co. Ltd.	1,800	28,910
Mitsui Fudosan Co. Ltd.	1,200	27,705
Nomura Real Estate Holdings Inc.	1,200	30,558
Sumitomo Realty & Development Co. Ltd.	800	26,360
		192,465
Road & Rail — 4.0%
Central Japan Railway Co.	200	29,498
East Japan Railway Co.	400	27,803
Hankyu Hanshin Holdings Inc.	1,000	31,034
Keio Corp.	400	24,674
Keisei Electric Railway Co. Ltd.	1,000	30,628
Kintetsu Group Holdings Co. Ltd.(a)	800	28,010
Nippon Express Co. Ltd.	400	31,834
Odakyu Electric Railway Co. Ltd.	1,000	25,643
Tobu Railway Co. Ltd.	1,200	30,340
Tokyu Corp.	2,200	29,252
West Japan Railway Co.	400	22,586
		311,302
Semiconductors & Semiconductor Equipment — 3.0%
Advantest Corp.	400	35,831
Disco Corp.	100	30,403
Lasertec Corp.	200	37,296
Renesas Electronics Corp.(a)	2,800	27,723
Rohm Co. Ltd.	200	18,790
SUMCO Corp.	1,600	36,813
Tokyo Electron Ltd.	100	44,211
		231,067
Software — 0.6%
Oracle Corp. Japan(a)	200	18,087
Trend Micro Inc.	600	30,200
		48,287
Specialty Retail — 2.1%
ABC-Mart Inc.	600	34,055
Hikari Tsushin Inc.	200	39,584
Nitori Holdings Co. Ltd.	200	34,418
USS Co. Ltd.	1,800	31,251

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Equal Weighted ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Yamada Holdings Co. Ltd.	5,400	$26,096
		165,404
Technology Hardware, Storage & Peripherals — 1.8%
Brother Industries Ltd.	1,400	28,949
Canon Inc.	1,200	27,941
FUJIFILM Holdings Corp.	400	27,663
Ricoh Co. Ltd.	2,400	28,193
Seiko Epson Corp.	1,800	31,521
		144,267
Tobacco — 0.3%
Japan Tobacco Inc.	1,400	27,487

Trading Companies & Distributors — 2.7%
Itochu Corp.	1,000	29,458
Marubeni Corp.	4,200	36,716
Mitsubishi Corp.	1,000	27,052
Mitsui & Co. Ltd.	1,400	30,592
MonotaRO Co. Ltd.	1,200	27,653
Security	Shares	Value

Trading Companies & Distributors (continued)
Sumitomo Corp.	2,000	$27,651
Toyota Tsusho Corp.	800	35,501
		214,623
Wireless Telecommunication Services — 1.1%
KDDI Corp.	800	27,038
Softbank Corp.	2,000	25,535
SoftBank Group Corp.	400	29,990
		82,563
Total Common Stocks — 99.1%
(Cost: $6,992,739)	.	7,736,211

Total Investments in Securities — 99.1%
(Cost: $6,992,739)	.	7,736,211

Other Assets, Less Liabilities — 0.9%	.	73,686

Net Assets — 100.0%	.	$7,809,897

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(2	)(b)	$2	$—	$—	—	$21	(c)	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	4	06/10/21	$70	$(926)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Equal Weighted ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$27,226	$7,708,985	$—	$7,736,211

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(926)	$—	$—	$(926)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.